Loans and financing (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of loans and financing
As of December 31, 2019, and 2018, loans and financing are as follows:

	Average annual interest rate %	Maturity	2019	2018
Obligations to FIDC AR quota holders (a)	106.0% - 106.8% of CDI Rate*	Jun/20, Nov/20, Dec/20, Jul/21	2,070,542	6,408
Obligations to FIDC TAPSO quota holders (b)	115.0% of CDI Rate*	Mar/20	20,352	10,238
Leases (c)	CDI Rate* + 2.1% per year		—	783
Leases (c)	111.0% of CDI Rate*	Jul/20	1,497	1,496
Leases (c)	105.7% - 107.1% of CDI Rate*	Jan/20 - Jun/29	35,778	—
Bank borrowings (d)	108.0% - 121.3% of CDI Rate*	Jan/20 - Mar/20	1,777,083	750
Loans with private entities	109.8% of CDI Rate*	Sep/21	738,456	758,027
Debentures (e)	109.0% of CDI Rate*	Jul/22	394,997	—

Current portion of debt			5,038,705	777,702
Obligations to FIDC AR quota holders (a)	106.0% - 106.8% of CDI Rate*	Jun/20, Nov/20, Dec/20, Jul/21	1,620,000	2,057,925
Leases (c)	111.0% of CDI Rate*	Jul/20	—	1,395
Leases (c)	105.7% - 107.1% of CDI Rate*	Jan/20 - Jun/29	87,483	—
Debentures (e)	109.0% of CDI Rate*	Jul/22	—	—

Non-current portion of debt			1,707,483	2,059,320

Total debt			6,746,188	2,837,022

*	“CDI Rate” means the Brazilian interbank deposit ( Certificado de Depósito Interbancário ) rate, which is an average of interbank overnight rates in Brazil.

Summary of Changes in Loans and Financing
Changes in loans and financing

	Balance at 12/31/2018	Additions	Payment	Interest	Balance at 12/31/2019
Obligations to FIDC AR quota holders (i)	2,064,333	1,620,000	(180,713)	186,922	3,690,542
Obligations to FIDC TAPSO quota holders	10,238	20,000	(10,734)	848	20,352
Leases (ii)	3,674	154,650	(38,023)	4,457	124,758
Bank borrowings (iii)	750	2,561,360	(798,323)	13,296	1,777,083
Debentures	—	397,478	(13,815)	11,334	394,997
Loans with private entities	758,027	—	(66,717)	47,146	738,456

	2,837,022	4,753,488	(1,108,325)	264,003	6,746,188

Current	777,702				5,038,705
Non current	2,059,320				1,707,483

	Balance at 12/31/2017	Addtions	Payment	Interest	Balance at 12/31/2018
Obligations to FIDC AR quota holders	2,065,026	—	(141,297)	140,604	2,064,333
Obligations to FIDC TAPSO quota holders	—	10,000	—	238	10,238
Leases	12,517	4,339	(14,296)	1,114	3,674
Bank borrowings	4,354	—	(3,815)	211	750
Loans with private entities	—	746,909	—	11,118	758,027

	2,081,897	761,248	(159,408)	153,285	2,837,022

Current	22,534				777,702
Non current	2,059,363				2,059,320